Equity - Schedule of Warrants Outstanding Activity (Details) - $ / shares	Sep. 30, 2020	Jul. 28, 2020	Jun. 05, 2020	Dec. 31, 2019
Class of Warrant or Right [Line Items]
Number of underlying Common stock	26,705,502	274,029		4,016,817
Weighted average exercise price	$ 1.82	$ 0.495		$ 22.95
Series A Warrants [Member]
Class of Warrant or Right [Line Items]
Number of underlying Common stock	1,107			1,102
Weighted average exercise price	$ 8,750.00			$ 8,750.00
Series B Warrants [Member]
Class of Warrant or Right [Line Items]
Number of underlying Common stock	2,448			2,448
Weighted average exercise price	$ 3,500.00			$ 3,500.00
Series D Warrants [Member]
Class of Warrant or Right [Line Items]
Number of underlying Common stock	766,698			806,698
Weighted average exercise price	$ 15.00			$ 15.19
Series E Warrants [Member]
Class of Warrant or Right [Line Items]
Number of underlying Common stock	2,972,221			2,972,221
Weighted average exercise price	$ 1.80			$ 1.80
Series F Warrants [Member]
Class of Warrant or Right [Line Items]
Number of underlying Common stock	22,688,900		1
Weighted average exercise price	$ 0.50
Underwriter Warrants [Member]
Class of Warrant or Right [Line Items]
Number of underlying Common stock	274,029
Weighted average exercise price	$ 0.50
Other Warrants [Member]
Class of Warrant or Right [Line Items]
Number of underlying Common stock	99			4,949
Weighted average exercise price	$ 21,993.00			$ 11,258.00